Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Thornburg Value Fund
Letter to shareholders

Dear Fellow Shareholder:

I am pleased to present the semiannual report for Thornburg Value Fund for the six month period ended March 31, 2000. Shown in the table below are total returns for a number of periods, including since inception in 1995. These returns reflect results for investors who held shares for the periods shown with dividends reinvested in additional shares.

The stock market environment since September has been remarkable. Technology issues traded sharply higher last winter, while many other sectors suffered as if in a bear market. It seemed that investors motivated to buy "new economy" stocks funded the purchases by selling "old economy" stocks. For us this created an opportunity to add to a number of quality issues, such as Kimberly Clark and Boeing, as well as establish a number of new positions. Additions to the portfolio included: Albertson's, Bank of New York, Merrill Lynch, Spieker
Properties (a real estate investment trust) and Tellabs (communications equipment). The impact of these portfolio additions is reflected in changes in our largest holdings (See table on page 2). At the same time, a number of your portfolio's holdings, particularly in technology sectors, reached levels where alternatives seemed more compelling. The net result has been a portfolio that has coped pretty well with the tumultuous markets since the end of the quarter.

At March 31, 2000, the portfolio's 5 largest sectors included 22 stocks and accounted for 51.5 % of portfolio value.

         Technology                              13.4%
         Telecommunications Services             13.3%
         Investment Management and Brokerage     11.5%
         Telecommunications Equipment             6.7%
         Healthcare Services                      6.6%

The sharp April sell-off in technology stocks has caused considerable anxiety among investors, professional and individual alike. Well-established companies with no real change in prospects sold off with the weakness in concept-oriented stocks. Market volatility is unsettling, but it presents opportunities. A whole new set of opportunities is surfacing this quarter. Recently, we have added a few companies to your portfolio that possess attractive business models for both short-term and long-term. These include America Online, Advanced Micro Devices (semi-conductors), and Citrix Systems (software for distributed computer networks). To learn more about these stocks and others in your portfolio, please visit our internet website, at www.thornburg.com, and look at the Value Fund holdings commentary under "Funds."

On March 31, 2000 an income distribution of $0.103 on Class A shares and $0.051 on Class C shares was made to shareholders of record as of March 31, 2000.

As always, investing is challenging. Last year, certain reckless investment practices of people you either know or have read about appeared to pay off. This year, they won't. We remain confident that the philosophy and investment process of your portfolio will produce satisfying results over time. Thank you for investing with Thornburg Value Fund!

Respectfully,



William V. Fries, CFA
Portfolio Manager

Total return performance as of 3.31.2000
                                             A Shares                                              C Shares
                       3 Months 6 Months One Year Three Years Since Incept.   3 Months  6 Month  One Year Three Years Since Incept.
Net Asset Value ...      7.44%    30.68%    35.88%    34.15%*    30.47%*         7.18%   22.26%   34.77%    33.03%*   29.45%*
Max. Offering Price      2.60%    24.82%    29.77%    32.12%*    29.15%*         6.18%   21.26%   34.77%    33.03%*   29.45%*

TOP TEN Holdings comparison *
                                    12.31.1999
Nortel Networks                       4.22%
Reynolds Metals                       3.76%
Bell Atlantic Corp.                   3.58%
Health Mgt. Assoc.                    3.45%
CVS Corp.                             3.19%
Wellpoint                             2.91%
Kimberly Clark Corp.                  2.80%
Nokia                                 2.80%
U.S. West, Inc.                       2.65%
Eli Lilly & Co.                       2.53%

                                     3.31.2000
Bank of New York                      3.47%
Kimberly Clark Corp.                  3.29%
Julius Baer-Bearer Shares             3.20%
Bell Atlantic Corp.                   3.09%
Bell Canada                           3.05%
Albertson's Inc.                      3.00%
Sony Corp.                            2.79%
Intel Corp.                           2.79%
Health Mgt. Assoc.                    2.75%
Dow Chemical                          2.67%

Statement of assets AND LIABILITES


ASSETS

Investments, at value (cost $886,661,904) .................   $ 1,076,960,425
Cash ......................................................           104,552
Receivable for securities sold ............................        37,218,866
Receivable for fund shares sold ...........................         7,895,054
Unrealized gain on forward exchange contracts (Note 6) ....         3,785,825
Dividends receivable ......................................         1,426,017
Prepaid expenses and other assets .........................            87,463
         Total Assets .....................................     1,127,478,202

LIABILITIES

Payable for securities purchased ..........................        21,288,023
Payable for fund shares redeemed ..........................           728,981
Payable to investment advisor .............................           866,428
Accounts payable and accrued expenses .....................           576,320
         Total Liabilities ................................        23,459,752
NET ASSETS ................................................   $ 1,104,018,450

NET ASSETS CONSIST OF:
Distributions in excess of net investment income ..........   $    (3,821,934)
Net unrealized appreciation (depreciation) on investments .       194,087,664
Accumulated net realized gain .............................        77,396,882
Net capital paid in on shares of beneficial interest ......       836,355,838
                                                              $ 1,104,018,450
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($669,290,842 applicable to 19,921,508 shares of beneficial
interest outstanding - Note 4) ............................   $         33.60

Maximum sales charge, 4.50% of offering
price (4.70% of net asset value per share) ................              1.58
         Maximum Offering Price Per Share .................   $         35.18

Class C Shares:
Net asset value and offering price per share*
($260,125,058 applicable to 7,789,374 shares of beneficial
interest outstanding - Note 4) ............................   $         33.39

Class I Shares:
Net asset value, offering and redemption price per share
($174,602,550 applicable to 5,181,119 shares of beneficial
interest outstanding - Note 4) ............................   $         33.70

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $33,592) ......$   5,597,541
Interest income .................................................      820,157
                  Total Income ..................................    6,417,698

EXPENSES

Investment advisory fees (Note 3) ...............................    3,404,678
Administration fees (Note 3)
         Class A Shares .........................................      308,406
         Class C Shares .........................................      119,398
         Class I Shares .........................................       27,731
Distribution and service fees (Note 3)
         Class A Shares .........................................      616,812
         Class C Shares .........................................      959,136
Transfer agent fees .............................................      334,315
Registration & filing fees ......................................       66,277
Custodian fees ..................................................      161,900
Professional fees ...............................................       36,596
Accounting fees .................................................       25,755
Trustee fees ....................................................        7,795
Other expenses ..................................................       54,185
                  Total Expenses ................................    6,122,984

Less:
         Expenses reimbursed by investment advisor (Note 3) .....      (12,094)
         Distribution and services fees waived (Note 3) .........       (3,953)

                  Net Expenses ..................................    6,106,937

                  Net Investment Income .........................      310,761

REALIZED AND UNREALIZED GAIN (LOSS)- NOTE 5 Net realized gain on:

         Investments ............................................   74,389,857
         Foreign currency transactions ..........................    2,051,686
                                                                    76,441,543

Net unrealized appreciation (depreciation)
         Investments ............................................  124,916,294
         Foreign currency translation ...........................    5,547,624
                                                                   130,463,918

                  Net Realized and Unrealized
                  Gain on Investments ...........................  206,905,461

                  Net Increase in Net Assets Resulting
                  From Operations ...............................$ 207,216,222


See notes to financial statements.

Statements of changes in net assets
                                                                    Six Months Ended         Year Ended
                                                                     March 31, 2000      September 30, 1999
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:

Net investment income ........................................  $          310,761   $      1,728,501
Net realized gain (loss) on investments
                  and foreign currency transactions ............        76,441,543         11,550,239
Increase (decrease) in unrealized appreciation on investments
                  and foreign currency translation .............       130,463,918         59,067,284

                           Net Increase (Decrease) in Net Assets

                           Resulting from Operations ...........       207,216,222         72,346,024

DIVIDENDS TO SHAREHOLDERS:
From net investment income
                  Class A Shares ...............................        (2,846,583)        (2,125,801)
                  Class C Shares ...............................          (427,495)          (251,359)
                  Class I Shares ...............................          (858,617)          (302,311)

From realized gains

                  Class A Shares ...............................        (5,654,581)                 0
                  Class C Shares ...............................        (2,137,052)                 0
                  Class I Shares ...............................          (825,940)                 0

FUND SHARE TRANSACTIONS - (Note 4)
                  Class A Shares ...............................       187,082,161        158,138,008
                  Class C Shares ...............................        79,350,572         77,354,880
         Class I Shares ........................................        95,862,916         50,091,345

                           Net Increase in Net Assets ..........       556,761,603        355,250,786


NET ASSETS:


Beginning of period ............................................       547,256,847        192,006,061

                  End of period ................................   $ 1,104,018,450    $   547,256,847


See notes to financial statements.

Notes to financial statements
Note 1 - Organization

Thornburg Value Fund hereinafter referred to as the "Fund," is a diversified series of Thornburg Investment Trust (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing seven series of shares of beneficial interest in addition to those of the Fund:
Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Global Value Fund and Thornburg New York Intermediate Municipal Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund seeks long-term capital appreciation by investing primarily in domestic equity securities selected on a value basis.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:

Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices at 4:00 pm est reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost which approximates market value.

Foreign Currency Translation: Porfolio securities securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Net realized capital losses are carried forward to offset realized gains in future years. To the extent such carryforwards are used, no capital distributions will be made.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent a Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date.

Dividends: Dividends to the shareholders are paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net realized capital gains, to the extent available, will be distributed annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes.

General:  Securities  transactions  are  accounted  for on a trade  date  basis.
Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee And Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services to the Fund for which the fees are payable at the end of each month. For the six months ended March 31, 2000, these fees were payable at annual rates ranging from 7/8 of 1% to 27/40 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 2000, the Adviser voluntarily reimbursed certain operating expenses amounting to $12,094 for the Fund. The Fund has an underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund's shares. For the six months ended March 31, 2000, the Distributor earned commissions aggregating $233,017 from the sale of Class A shares of the Fund, and collected contingent deferred sales charges aggregating $34,190 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% annum of its average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares.

The Fund has also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensated the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to 3/4 of 1% or .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under its respective Service and Distribution Plans for the six months ended March 31, 2000 are set forth in the statement of operations.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note 4 - Shares of Beneficial Interest

At March 31, 2000 there were an unlimited number of shares of beneficial interest authorized. Sales of Class I of the Value Fund commenced November 2, 1998. Transactions in shares of beneficial interest were as follows:

Thornburg Value Fund

                                               Six Months Ended March 31, 2000        Year Ended September 30, 1999
                                                  Shares          Amount            Shares            Amount
Class A Shares

Shares sold .............................       7,775,456    $ 236,995,403        9,050,261       $ 232,959,415
Shares issued to shareholders in
         reinvestment of dividends ......         275,935        7,897,039           73,730           1,947,825
Shares repurchased ......................      (1,906,020)     (57,810,281)      (3,074,913)        (76,769,232)

Net Increase ............................       6,145,371    $ 187,082,161        6,049,078       $ 158,138,008

Class C Shares

Shares sold .............................       2,862,512    $  85,868,624        3,233,243       $  83,091,171
Shares issued to shareholders
         in reinvestment of distributions          82,711        2,315,067            7,428             195,674
Shares repurchased ......................        (292,238)      (8,833,119)        (239,159)         (5,931,965)

Net Increase ............................       2,652,985    $  79,350,572        3,001,512       $  77,354,880

Class I Shares

Shares sold .............................       3,344,828    $ 100,822,610        2,014,660       $  50,619,712
Shares issued to shareholders
         in reinvestment of distributions          54,474        1,635,334           11,304             300,372
Shares repurchased ......................        (212,273)      (6,595,028)         (31,874)

Net Increase ............................       3,187,029    $  95,862,916        1,994,090       $  50,091,345

Note 5 - Securities Transactions

For the six months ended March 31, 2000, the Fund had purchases and sales transactions of investment securities of $577,814,112 and $252,490,213, respectively. The cost of investments for Federal income tax purpose is $887,486,190 for the Fund. At March 31, 2000, net unrealized appreciation of investments was $190,308,572 resulting from $228,367,672 gross unrealized appreciation and $38,059,100 gross unrealized depreciation.

The Fund had the following option contracts written during the year:

Note 6 - Financial Investments With Off-Balance Sheet Risk

During the six months ended March 31, 2000, the Fund was a party to financial instruments with off-balance sheet risks, primarily currency forward exchange contracts. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. These contracts are purchased in order to minimize the risk to the Fund with respect to its foreign stock holdings from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign stock holdings. These instruments may involve market risks in excess of the amount recognized on the Statements of Assets and Liabilities. Such risks would arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency value and interest rates and contract positions that are not exact offsets. The contract amounts indicate the extent of the Fund's involvement in such contracts.

At March 31, 2000, the Fund had outstanding forward exchange contracts for the sale of currencies as set out below. These contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the dates of entry into the contract.

Contracts to sell:
         29,743,385        Swiss Francs for  19,087,381        U.S. Dollars, June 21, 2000       $1,054,606
         60,106,518        Euros for         61,306,003        U.S. Dollars, June 21, 2000        3,426,960
      4,687,596,865        Japanese Yen for  45,722,856        U.S. Dollars, June 21, 2000         (582,099)
          27,87,355        Swiss Francs for  16,624,772        U.S. Dollars, September 20, 2000    (113,642)

                           Unrealized gain from forward exchange contracts                       $3,785,825


Financial highlights
Class A Shares:
                                                       Six Month
                                                     Ended March 31,              Year Ended September 30,
                                                         2000          1999       1998          1997        1996(a)

Net asset value, beginning of period ................ $   26.20     $  19.48  $    20.42   $    14.50     $ 11.94

Income from investment operations:

              Net investment income .................      0.03         0.16        0.20         0.21        0.28
              Net realized and unrealized
              gain on investments ...................      7.91         6.76        0.40         6.28        2.56

Total from investment operations ....................      7.94         6.92        0.60         6.49        2.84

Less dividends from:
              Net investment income .................     (0.15)       (0.20)      (0.17)       (0.20)      (0.28)
              Net realized gains ....................     (0.39)        0.00       (1.35)       (0.37)       0.00
              Return of capital .....................      0.00         0.00       (0.02)        0.00        0.00

Change in net asset value ...........................      7.40         6.72       (0.94)        5.92        2.56
Net asset value, end of period ...................... $   33.60     $  26.20  $    19.48   $    20.42     $ 14.50
Total Return (b) .......................................  30.68%       35.50%       3.15%       46.01%      24.02%

Ratios/Supplemental Data Ratios to average net asset:

              Net investment income                        0.20%(c)     0.62%       0.95%        1.35%       2.48%(c)
              Expenses, after expense reductions .......   1.40%(c)     1.44%       1.54%        1.61%       1.55%(c)
              Expenses, before expense reductions ......   1.40%(c)     1.44%       1.54%        1.61%       2.16%(c)

Portfolio turnover rate ................................   32.75%       62.71%      99.55%       78.83%      59.62%

Net assets at end of period (000) .....................$  669,291     $360,966 $   150,492   $   66,893   $   15,438

(a)  Fund commenced operations on October 2, 1995
(b) Sales loads are not reflected in computing total return, which are not annualized for periods less than a year
(c)  Annualized .................................



Class C Shares:
Net asset value, beginning of period ............ $        26.08     $  19.45  $    20.40     $    14.51  $     11.94

Income from investment operations:

              Net investment income .............          (0.09)       (0.01)       0.03           0.07         0.18

              Net realized and unrealized
              gain on investments ...............           7.85         6.71        0.39           6.27         2.57

Total from investment operations ................           7.76         6.70        0.42           6.34         2.75

Less dividends from:
              Net investment income .............          (0.06)       (0.07)       0.00          (0.08)       (0.18)

              Net realized gains ................          (0.39)        0.00       (1.35)          (.37)        0.00

              Return of capital .................           0.00         0.00       (0.02)          0.00          0.00

Change in net asset value .......................           7.31         6.63       (0.95)          5.89          2.57

Net asset value, end of period .................. $        33.39     $  26.08  $    19.45     $    20.40     $   14.51

Total Return (b) ................................          30.08%       34.45%       2.34%         44.77%        23.20%

Ratios/Supplemental Data Ratios to average net asset:

         Net investment income ...................... ..   (0.58)%(c)  (0.17)%       0.14%          0.48%         1.73%(c)
         Expenses, after expense reductions                 2.19%(c)    2.23%        2.36%          2.49%         2.30%(c)
         Expenses, before expense reductions                2.19%(c)    2.23%        2.37%          2.73%         6.51%(c)

Portfolio turnover rate ..............................     32.75%      62.71%       99.55%         78.83%        59.62%

Net assets at end of period (000) ......................$ 260,125    $ 133,93    $ 41,513        $ 9,999        $  1,267

(a)  Fund commenced operations on October 2, 1995.
(b)  Sales loads are not reflected in computing total return, which are not annualized for periods less than a year.
(c)  Annualized.


Class I Shares:
Net asset value, beginning of period              $        26.26    $        21.78

Income from investment operations:
       Net investment income                                0.10              0.25
       Net realized and unrealized gain on investments      7.92              4.48

Total from investment operations                            8.02              4.73

Less dividends from:
       Net investment income                               (0.19)            (0.25)
       Net realized gain                                   (0.39)             0.00
       Return of capital                                    0.00              0.00

       Change in net asset value                            7.44              4.48

Net asset value, end of period                     $       33.70    $        26.26

Total Return (b)                                           30.89%            21.70%

Ratios/Supplemental Data Ratios to average net asset:

        Net investment income                               0.67%(c)          1.14%(c)
        Expenses, after expense reductions                  0.99%(c)          1.00%(c)
        Expenses, before expense reductions                 1.10%(c)          1.13%(c)

Portfolio turnover rate                                    32.75%            62.71%

Net assets at end of period (000)                $       174,603  $        52,357


(a)  Commencment of operations.
(b) Sales loads are not reflected in computing total return, which are not annualized for periods less than a year.
(c)  Annualized.


Schedule of investments

CUSIPS:  Class A - 885-215-731, Class C - 885-215-715
NASDAQ Symbols:  Class A - TVAFX, Class C -TVCFX  Class I - TVIFX

                           Shares   Value

COMMON STOCKS 96.80%
BANKS (6.00%)

American Financial Holdings Inc. +          1,000,000        $12,062,500
Bank New York Inc.                            908,800         37,772,000
Hudson City Bancorp Inc.                      475,000          6,946,875
Unionbancal Corp.                             298,000          8,213,625
BIOTECHNOLOGY (1.50%)
Genzyme Corp. +                               331,000         16,591,375
CONSUMER ELECTRONICS (2.80%)
Sony Corp                                     105,600         14,965,957
Sony Corp. - ADR                               55,000         15,406,875
BUILDING MATERIALS (0.90%)
Dyckerhoff AG Preferred                       403,000         10,033,208
CAPITAL EQUIPMENT (2.00%)
Boeing Co.                                    565,000         21,463,747
CHEMICALS (3.60%)
Dow Chemical Corp.                            255,400         29,115,600
Hercules Inc.                                 592,700          9,557,287
PHARMACEUTICALS (1.80%)
Eli Lilly & Company                           310,000         19,530,000
ENERGY (2.60%)
BP Amoco Plc                                  325,000         27,625,000
ENTERTAINMENT (1.80%)
Fox Entertainment Group Inc. +                637,600         19,088,150
FOOD & BEVERAGES (2.60%)
Pepsico Inc.                                  800,000         27,650,000
NATURAL GAS PIPELINES (2.60%)
El Paso Energy Corp.                          688,200         27,786,075
HEALTHCARE SERVICES (6.60%)
Health Management Assoc. +                  2,100,000         29,925,000
Renal Care Group Inc. +                       604,100         13,101,419
Wellpoint Health Networks Inc.                400,000         27,950,000
HOUSEHOLD PRODUCTS (3.30%)
Kimberly Clark Corp.                          639,600         35,817,600
INVESTMENT MANAGEMENT & BROKERAGE (11.50%)
Charles Schwab and Co.                        285,000         16,191,563
Ing Groep N.V.                                520,000         28,143,498
Investment Technology Group                   458,669         16,168,082
Julius Baer Holding AG                          9,243         34,806,858
Merrill Lynch & Company Inc.                  273,000         28,665,000
METALS & MINING (2.50%)
Reynolds Metals Corp.                         400,000         26,750,000
RAILROADS (1.30%)
Union Pacific Corp.                           359,100         14,049,788
REAL ESTATE INVESTMENT TRUSTS (3.70%)
JDN Realty Corp.                              264,400          2,743,150
Spieker Properties Inc.                       625,000         27,812,500
Sun Communities Inc.                          310,400          8,962,800
RETAIL (5.60%)
Albertson's Inc.                            1,052,000         32,612,000
CVS Corp.                                     725,000         27,232,812
TECHNOLOGY - SEMI CONDUCTORS & EQUIPMENT (4.70%)
Dallas Semiconductor Corp.                    260,000          9,132,500
Intel Corp.                                   230,000         30,345,625
Novellus Systems Inc. +                       200,000         11,225,000
TECHNOLOGY - COMPUTERS & PERIPHERALS (3.30%)
Seagate Technology Inc. +                     280,000         16,870,000
Sun Microsystems Inc. +                       200,000         18,740,625
TECHNOLOGY - SOFTWARE & SERVICES (5.40%)
Adobe Systems Inc.                            260,000         28,941,250
Advent Software, Inc. +                       469,500         21,538,312
New Era Of Networks Inc. +                    185,200          7,269,100
TELECOMMUNICATION SERVICES (13.30%)
BCE Inc.                                      264,500         33,178,219
Bell Atlantic Corp.                           550,000         33,618,750
Dobson Communications Corp. +                 500,000         11,500,000
MCI Worldcom Inc. +                           300,000         13,593,750
Nippon Telegraph and Telephone                    750         11,907,660
NTT DoCoMo                                        200          8,201,432
Sprint Corp.                                  150,000          9,450,000
U. S. West Inc.                               300,000         21,787,500
TELECOMMUNICATION EQUIPMENT (6.70%)
American Tower Corp.                          515,400         25,447,875
Nokia Corp.                                   100,000         21,725,000
Tellabs Inc. +                                405,900         25,565,358
TRAVEL SERVICES (0.70%)
Sabre Holdings Corp. +                        216,000          7,978,500

TOTAL COMMON STOCKS (Cost $852,458,279)                   1,042,756,800
COMMERCIAL PAPER 3.20%
Ford Motor Company, 6.08% due 4/4/2000      6,000,000         5,996,960
Ford Motor Company, 6.08% due 4/6/2000      5,000,000         4,995,778
Ford Motor Company, 6.07% due 4/7/2000      5,115,000         5,109,825
Ford Motor Company, 6.04% due 4/12/2000     4,000,000         3,992,618
Wells Fargo & Company, 6.00% due 4/3/2000   3,000,000         2,999,000
Wells Fargo & Company, 6.10% due 4/3/2000   1,780,000         1,779,397
Wells Fargo & Company, 6.08% due 4/5/2000   5,000,000         4,996,622
Wells Fargo & Company, 6.06% due 4/10/2000  4,340,000         4,333,425

TOTAL COMMERCIAL PAPER (Cost $34,203,625)                    34,203,625

TOTAL INVESTMENTS   (Cost $886,661,904)                 $ 1,076,960,425

+Non-income producing.
See notes to financial statements.

Index Comparisons
Thornburg Value Fund
Index Comparison

Compares performance of Thornburg Value Fund and the Standard & Poor's 500 Index for the period October 1, 1995 to March 31, 2000. Past performance of the Index and the Fund may not be indicative of future performance.

Class A Shares

Average Annual Total Returns (at max. offering price) (periods ended 3/31/00)
One Year:                           35.88%
Three Years:                        34.15%
Since Inception (10/1/95):          30.47%

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.